Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 8,231	$ 8,544	$ 21,065	$ 24,974
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	4,535	4,708	11,607	13,761
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 3,696	$ 3,836	$ 9,458	$ 11,213